Note 15 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2017	2016

Combined statutory rate	26.5%	26.5%
Nondeductible expenses	2.1	2.4
Tax effect of flow through entities	(1.1)	(1.1)
Impact of changes in foreign exchange rates	0.5	-
Adjustments to tax liabilities for prior periods	0.9	(0.4)
Effects of changes in enacted US federal tax rate	8.6	-
Changes in liability for unrecognized tax benefits	(0.4)	(0.6)
Stock-based compensation	0.6	0.5
Foreign, state, and provincial tax rate differential	2.5	4.4
Other taxes	0.7	1.4
Change in valuation allowance	(0.9)	0.3
Outside basis difference in investments	1.0	0.5
Other	(0.3)	0.4
Effective income tax rate	40.7%	34.3%

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2017	2016

Canada	$21,567	$23,309
United States	32,178	40,435
Foreign	101,687	75,656
Total	$155,432	$139,400

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2017	2016

Current
Canada	$4,031	$5,091
United States	3,235	2,090
Foreign	36,310	30,650
	43,576	37,831

Deferred
Canada	3,125	2,278
United States	21,812	12,753
Foreign	(5,213)	(5,033)
	19,724	9,998

Total	$63,300	$47,829

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2017	2016

Loss carry-forwards and other credits	$37,869	$56,822
Expenses not currently deductible	22,830	22,525
Stock-based compensation	525	474
Investments	11,956	17,303
Provision for doubtful accounts	4,221	4,990
Financing fees	162	376
Net unrealized foreign exchange losses	(634)	(399)
Depreciation and amortization	(32,035)	(21,713)
Less: valuation allowance	(11,079)	(12,707)
Net deferred income tax asset	$33,815	$67,671

Summary of Operating Loss Carryforwards [Table Text Block]
	Gross loss carry forward		Gross losses not recognized		Net
	2017	2016	2017	2016	2017	2016

Canada	$30,904	$37,428	$24	$153	$30,880	$37,275
United States	47,720	85,550	915	4,100	46,805	81,450
Foreign	50,512	45,988	30,705	31,543	19,807	14,445
	Gross loss carry forward		Gross losses not recognized		Net
	2017	2016	2017	2016	2017	2016

Canada	$1,881	$183	$1,567	$108	$314	$75
United States	1,671	54	1,671	-	-	54
Foreign	7,139	6,521	7,139	6,521	-	-

Summary of Income Tax Contingencies [Table Text Block]
	2017	2016

Balance, January 1	$2,292	$2,519
Gross increases for tax positions of current period	-	111
Gross increases for tax positions of prior periods	18	41
Amount recognized on acquisitions	-	613
Reduction for lapses in applicable statutes of limitations	(628)	(1,031)
Foreign currency translation	176	39

Balance, December 31	$1,858	$2,292